Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31, 2023	December 31, 2022

Building	$1,135,160	$1,154,409
Equipment	2,103,979	2,298,159
Office equipment, fixtures and furniture	65,765	70,139
Automobiles	851,121	1,248,848
Subtotal	4,156,025	4,771,555
Less: accumulated depreciation	(2,460,677)	(2,574,719)
Property and equipment, net	$1,695,348	$2,196,836